Investments - Market value of investments listed in regulated stock markets (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Book value	€ 13,155	€ 14,150	€ 12,630
Joint ventures
Investments
Book value	€ 9,016	€ 9,449
Joint ventures | Saipem SpA
Investments
% of the investment in joint venture	21.80%	21.61%
Book value	€ 581	€ 528
Joint ventures | Saipem SpA | Ordinary shares
Investments
Number of ordinary shares held	422,920,192
% of the investment in joint venture	21.80%
Share price	€ 2.425
Market value of joint venture	€ 1,025
Book value	581
Market value vs Book value of joint venture	444
Associates
Investments
Book value	€ 4,047	€ 4,619
Associates | Var Energi ASA
Investments
% of the investment in associate	63.04%	63.04%
Associates | Var Energi ASA | Ordinary shares
Investments
Number of ordinary shares held	1,573,713,749
% of the investment in associate	63.04%
Share price	€ 2.787
Market value of associate	€ 4,386
Market value vs Book value of associate	€ 4,386
Associates | Ithaca Energy Plc
Investments
% of the investment in associate	35.92%	37.17%
Book value	€ 486	€ 725
Associates | Ithaca Energy Plc | Ordinary shares
Investments
Number of ordinary shares held	594,048,748
% of the investment in associate	35.92%
Share price	€ 1.899
Market value of associate	€ 1,128
Book value	486
Market value vs Book value of associate	€ 642